Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Apr. 30, 2015
Registrant Name	SunAmerica Specialty Series
Central Index Key	0001274768
Amendment Flag	false
Document Creation Date	Sep. 21, 2015
Document Effective Date	Sep. 21, 2015
Prospectus Date	Sep. 21, 2015
SunAmerica Commodity Strategies Fund | Class A
Prospectus:
Trading Symbol	SUNAX
SunAmerica Commodity Strategies Fund | Class C
Prospectus:
Trading Symbol	SUNCX
SunAmerica Commodity Strategies Fund | Class W
Prospectus:
Trading Symbol	SUNWX